Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,626,797)	$ (6,544,426)
Adjustments to reconcile net loss to net cash used in operating activities:
Franchise tax fees		(9,450)
Bad debt expense		25,000
Accretion expense	2,778	2,778
Conversion of January 2022 SPA		1,125,000
Debt discount - OID	(347,968)	(140,000)
Amortization of debt discounts	2,092,671	473,240
Write-off of January 2022 SPA receivable
Issuance of common shares for services	738,300
Stock-based compensation	1,534,667	1,044,261
Loss on issuance of common shares in lieu of cash for debt payments	1,022,534
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	(145,857)	(123,417)
Other current liabilities	454,966
Accounts payable and accrued liabilities	433,962	110,180
Net cash used in operating activities	(3,840,744)	(4,036,834)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures for unproved oil and gas properties	(1,171,377)	(362,022)
Drilling costs for exploratory well		(3,749,488)
Advances to operators		1,900,000
Due to operators	81,495	21,651
Net cash used in investing activities	(1,089,882)	(2,189,859)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net		738,659
Proceeds from notes payable, related parties	250,666
Proceeds from convertible debt	550,000	2,000,000
Proceeds from promissory notes	2,292,972
Proceeds from issuance of common shares related to ATM agreement	1,173,679
Proceeds from issuance of common shares related to IPO		6,000,000
Proceeds from exercise of warrants, net		1,812,635
Repayment of debt	(352,767)	(1,472,512)
Payments for debt issuance costs	(259,903)	(350,320)
Payments for deferred offering costs		(1,013,493)
Net cash provided by financing activities	3,654,647	7,714,969
NET CHANGE IN CASH	(1,275,979)	1,488,276
Cash - Beginning of period	1,561,924	73,648
Cash - End of period	285,945	1,561,924
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes
Non-cash investing and financing activities:
Issuance of warrants	$ 409,191	$ 332,630
Issuance of RSUs	911,650	213
Issuance of commitment shares	$ 667,500
Issuance of common stock for warrants that can be exercised per the Resale S-1/A		120
Issuance of pre-funded warrants		$ 4,000